8. Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	€ 49,989	€ 43,791	€ 35,148
Third-party services
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	29,324	27,338	22,126
Personnel expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	13,638	10,154	8,055
Legal, consulting and patent expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	2,380	1,983	1,672
Costs of materials
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	1,730	1,547	1,140
Amortisation and depreciation
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	834	725	351
Other expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	€ 2,083	€ 2,044	€ 1,804